Intangible assets (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 5
2022	3
2023	1
Total intangible assets, net	$ 9	$ 600